Share Based Payments - Schedule of Exercise Price (Details) - Dec. 31, 2025 - Coinshares International Limited [Member]	$ / shares	kr / shares
March 2025 [Member]
Schedule of Exercise Price [Line Items]
Exercise price | (per share)	$ 7.9	kr 72.8
March 2024 [Member]
Schedule of Exercise Price [Line Items]
Exercise price | (per share)	$ 4.66	kr 50.4